Schedule of Assets Held at End of Year (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	84-1259577
EBP, Plan Number	003
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 184,264
Asset held for investment	$ 11,256,849
Investment, Identifier [Axis]: Common Collective Trust Fund, Fidelity Managed Income Portfolio II Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Managed Income Portfolio II Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	92,276
Current Value	$ 92,276
Investment, Identifier [Axis]: Employer Securities, Aimco common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employer Securities [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Aimco Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	17,594
Current Value	$ 104,508
Investment, Identifier [Axis]: Employer Securities, Interest-bearing cash account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employer Securities [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Interest bearing cash account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 1,119
Investment, Identifier [Axis]: Mutual Funds, American Beacon Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Beacon Small Cap Value Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Description of Investment | shares	1,825
Current Value	$ 42,644
Investment, Identifier [Axis]: Mutual Funds, American Funds EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds EuroPacific Growth Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Description of Investment | shares	1,258
Current Value	$ 76,191
Investment, Identifier [Axis]: Mutual Funds, Dodge and Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge and Cox Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Description of Investment | shares	41,264
Current Value	$ 530,659
Investment, Identifier [Axis]: Mutual Funds, Dodge and Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge and Cox Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Description of Investment | shares	16,785
Current Value	$ 278,463
Investment, Identifier [Axis]: Mutual Funds, Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	17,496
Current Value	$ 4,159,124
Investment, Identifier [Axis]: Mutual Funds, Fidelity Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Extended Market Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	1,590
Current Value	$ 160,051
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2010 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	6,182
Current Value	$ 90,629
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2015 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	528
Current Value	$ 6,349
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2020 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	8,301
Current Value	$ 126,427
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2030 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	12,623
Current Value	$ 245,131
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2035 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	4,174
Current Value	$ 73,631
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2040 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	17,226
Current Value	$ 229,277
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2045 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	11,934
Current Value	$ 189,042
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2045 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	41,682
Current Value	$ 672,336
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2055 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	7,246
Current Value	$ 135,784
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2060 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	34,646
Current Value	$ 597,295
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom 2065 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	3,269
Current Value	$ 51,587
Investment, Identifier [Axis]: Mutual Funds, Fidelity Freedom Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Retirement Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	478
Current Value	$ 5,375
Investment, Identifier [Axis]: Mutual Funds, Fidelity Growth Company Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Growth Company Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	30,514
Current Value	$ 1,129,006
Investment, Identifier [Axis]: Mutual Funds, Fidelity Low-Priced Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Low Priced Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	3,905
Current Value	$ 60,917
Investment, Identifier [Axis]: Mutual Funds, Fidelity Real Estate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Real Estate Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	690
Current Value	$ 26,101
Investment, Identifier [Axis]: Mutual Funds, Fidelity Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Total International Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	37,761
Current Value	$ 654,017
Investment, Identifier [Axis]: Mutual Funds, Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity U.S. Bond Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	6,028
Current Value	$ 63,661
Investment, Identifier [Axis]: Mutual Funds, H&W High Yield Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	H&W High Yield Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Description of Investment | shares	2,817
Current Value	$ 30,006
Investment, Identifier [Axis]: Mutual Funds, Pacific Investment Management Company Real Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Pacific Investment Management Company Real Return Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Description of Investment | shares	33,419
Current Value	$ 346,558
Investment, Identifier [Axis]: Mutual Funds, Vanguard Explorer Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Explorer Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	1,058
Current Value	$ 112,899
Investment, Identifier [Axis]: Mutual Funds, Vanguard Total International Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total International Bond Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	62
Current Value	$ 1,210
Investment, Identifier [Axis]: Mutual Funds, Vanguard Treasury Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Treasury Money Market [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Description of Investment | shares	780,312
Current Value	$ 780,312
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans interest	5.25%
Participant loan, maturity date	Mar. 02, 2026
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans interest	10.50%
Participant loan, maturity date	Jul. 27, 2039